Note 2 - Summary of Significant Accounting Policies: Fixed Assets (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Policies
Fixed Assets

Fixed Assets

Fixed assets are carried at the lower of cost or net realizable value. Normal maintenance and repairs are charged to expense as incurred. When assets are sold or otherwise disposed of, the cost and accumulated depreciation are removed from the accounts and any resulting gain or loss is recognized in operations. Depreciation is computed using the straight-line method over the estimated useful life of the asset.

Depreciation is computed using the straight-line method over the following estimated useful lives:

Equipment	3 years
Furniture and fixtures	3 years

Fixed Assets

Fixed assets are carried at the lower of cost or net realizable value.  Normal maintenance and repairs are charged to expense as incurred.  When assets are sold or otherwise disposed of, the cost and accumulated depreciation are removed from the accounts and any resulting gain or loss is recognized in operations.  Depreciation is computed using the straight-line method over the estimated useful life of the asset.

Depreciation is computed using the straight-line method over the following estimated useful lives:

Equipment                       3 years

Furniture and fixtures      3 years